Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Property, plant and equipment, at cost	$ 5,050,400	$ 4,517,966
Less: accumulated depreciation	1,114,237	987,024
Net property, plant and equipment	3,936,163	3,530,942
Current assets:
Cash and cash equivalents	5,521	8,204
Accounts receivable and unbilled revenues, net	92,921	75,546
Income tax receivable	16,082
Deferred income taxes	37,818	37,758
Inventory, materials and supplies	11,757	11,014
Prepayments and other current assets	10,372	9,775
Assets of discontinued operations held for sale	86,423	263,061
Total current assets	260,894	405,358
Regulatory assets	521,264	240,032
Deferred charges and other assets, net	49,852	51,152
Investment in joint venture	38,620	5,087
Funds restricted for construction activity	23,572	88,905
Goodwill	28,152	26,944
Total assets	4,858,517	4,348,420
Aqua America stockholders' equity:
Common stock at $.50 par value, authorized 300,000,000 shares, issued 140,943,621 and 139,525,580 in 2012 and 2011	70,472	69,762
Capital in excess of par value	718,482	686,106
Retained earnings	611,303	508,334
Treasury stock, at cost, 776,355 and 710,482 shares in 2012 and 2011	(14,668)	(13,145)
Accumulated other comprehensive income	115	256
Total Aqua America stockholders' equity	1,385,704	1,251,313
Noncontrolling interest	188	504
Total equity	1,385,892	1,251,817
Long-term debt, excluding current portion	1,543,954	1,395,457
Commitments and contingencies (See Note 9)
Current liabilities:
Current portion of long-term debt	45,038	80,429
Loans payable	80,383	107,771
Accounts payable	55,506	67,595
Accrued interest	14,026	14,563
Accrued taxes	28,214	16,694
Other accrued liabilities	27,360	22,595
Liabilities of discontinued operations held for sale	23,637	137,171
Total current liabilities	274,164	446,818
Deferred credits and other liabilities:
Deferred income taxes and investment tax credits	723,367	596,644
Customers' advances for construction	71,595	66,198
Regulatory liabilities	241,363	41,344
Other	157,978	121,986
Total deferred credits and other liabilities	1,194,303	826,172
Contributions in aid of construction	460,204	428,156
Total liabilities and stockholders' equity	$ 4,858,517	$ 4,348,420